Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation (Details) [Line Items]
Share-based compensation expense	$ 5,158,990
Employee Grant Shares [Member]
Share Based Compensation (Details) [Line Items]
Weighted average exercise price (in Dollars per share)	$ 0.000477
2023 Share Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Weighted average exercise price (in Dollars per share)	$ 0.000003